Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	May 27, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Earnings per Unit
Dilutive instruments		0	0
Preferred Unitholders		$ 73,216		$ 73,216
Fair value of shares	$ 55,528
Net income		33,383	$ 27,279
Less:
Net Income attributable to preferred unitholders		3,375	6,311
General Partner's interest in Net Income		30	19
Deemed dividend on redeemable Series B Preferred Units (Note 9)	2,031		2,031
Net income attributable to common unitholders		$ 29,978	$ 18,918
Weighted average number of common units outstanding, basic		36,382,011	36,644,628
Weighted average number of common units outstanding, diluted		36,382,011	36,644,628
Earnings per common unit, basic		$ 0.82	$ 0.52
Earnings per common unit, diluted		$ 0.82	$ 0.52
Series B Preferred
Earnings per Unit
Preferred Unitholders	$ 53,498
Net income			$ 2,936